PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2021	20	379	1,361	132	14	1,906
Additions	—	6	52	169	6	233
Disposals	—	(1)	(2)	—	(1)	(4)
Depreciation expense	(1)	(27)	(210)	(3)	(12)	(253)
Transfer and other changes	1	5	153	(174)	8	(7)
Effect of changes in foreign exchange rates	1	12	57	3	—	73
Net balance at December 31, 2021	21	374	1,411	127	15	1,948

Cost	38	590	2,750	142	57	3,577
Less accumulated depreciation and impairment	(17)	(216)	(1,339)	(15)	(42)	(1,629)
Net balance at December 31, 2021	21	374	1,411	127	15	1,948

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2020	19	366	1,451	203	17	2,056
Additions	—	20	76	129	3	228
Disposals	—	—	(3)	—	—	(3)
Depreciation expense	(1)	(27)	(211)		(10)	(249)
Impairment	—	(6)	(28)	(8)	—	(42)
Transfer and other changes	3	38	139	(189)	5	(4)
Effect of changes in foreign exchange rates	(1)	(12)	(63)	(3)	(1)	(80)
Net balance at December 31, 2020	20	379	1,361	132	14	1,906

Cost	35	559	2,473	145	48	3,260
Less accumulated depreciation and impairment	(15)	(180)	(1,112)	(13)	(34)	(1,354)
Net balance at December 31, 2020	20	379	1,361	132	14	1,906

Schedule of Right of Use Assets
Right-of-use assets have been included in the same line item as that in which a corresponding owned asset would be presented.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2021	112	72	2	186
Additions	5	7	—	12
Depreciation expense	(11)	(16)	(1)	(28)
Transfer and other changes	—	(1)	—	(1)
Effect of changes in foreign exchange rates	2	3	—	5
Net balance at December 31, 2021	108	65	1	174

Cost	150	144	3	297
Less accumulated depreciation and impairment	(42)	(79)	(2)	(123)
Net balance at December 31, 2021	108	65	1	174

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2020	116	71	3	190
Additions	19	33	1	53
Disposals	—	(1)	—	(1)
Depreciation expense	(12)	(22)	(2)	(36)
Impairment	(4)	(5)	—	(9)
Transfer and other changes	(4)	(1)	—	(5)
Effect of changes in foreign exchange rates	(3)	(3)	—	(6)
Net balance at December 31, 2020	112	72	2	186

Cost	142	135	4	281
Less accumulated depreciation and impairment	(30)	(63)	(2)	(95)
Net balance at December 31, 2020	112	72	2	186

Schedule of Depreciation Expense and Impairment Losses Relating to Property, Plant and Equipment
Total depreciation expense relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Cost of sales	(245)	(240)	(237)
Selling and administrative expenses	(17)	(14)	(13)
Research and development expenses	(5)	(5)	(6)
Total depreciation expense	(267)	(259)	(256)